INTANGIBLE ASSETS (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
INTANGIBLE ASSETS
Schedule of estimated future amortization expense
	Gross Carrying Amount	Accumulated Amortization	Net Intangible Asset	Amortization Period (in years)
SOBR Safe Intellectual Technology	$3,854,675	$513,952	$3,340,723	10

	Gross Carrying Amount	Accumulated Amortization	Net Intangible Asset	Amortization Period (in years)
SOBR Safe
Intellectual Technology	$3,854,675	$224,854	$3,629,821	10

Summary of Intangible Assets
2022	2023	2024	2025	2026	Thereafter
$385,467	$385,467	$385,467	$385,467	$385,467	$1,413,388

2021	2022	2023	2024	2025	Thereafter
$385,467	$385,467	$385,467	$385,467	$385,467	$1,702,486